Vanguard ESG International Stock ETF Investment Strategy - ETF Prospectus [Member] - Vanguard ESG International Stock ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the FTSE Global All Cap ex US Choice Index (the “Target Index”), a market capitalization-weighted index made up of large-, mid-, and small-cap stocks of companies in developed and emerging markets, excluding the United States, that are screened for certain environmental, social, and corporate governance (ESG) criteria by the index provider, FTSE Russell. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Target Index excludes the stocks of companies that the index provider determines engage in, have a specified level of involvement in, and/or derive threshold amounts of revenue from certain activities or business segments related to the following: adult entertainment, alcohol, tobacco, cannabis, gambling, chemical and biological weapons, cluster munitions, anti-personnel mines, nuclear weapons, conventional military weapons, civilian firearms, nuclear power, and coal, oil, or gas. The level or type of involvement in, or amount of revenue earned from, certain activities or business segments that lead to exclusion by the index provider can vary from one activity or business segment to another. The Target Index’s methodology also excludes the stocks of companies that, as the index provider determines based on its internal assessment, do not meet certain labor, human rights, environmental, and anti-corruption standards, as well as companies that do not meet certain diversity criteria. The components of the Target Index are likely to change over time.The Fund invests by sampling the Target Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Target Index in terms of key characteristics.